Prepayments and other current assets - Schedule of Prepayment and Other Current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Receivables on behalf of third party advertising companies			¥ 12,599
Prepaid service fee	¥ 15,340	$ 2,224	11,410
VAT and other surcharges	2,552	370	5,618
Investment in a convertible loan	4,632	672	4,221
Loans granted to equity investees	3,000	435	3,000
Office rental deposit	199	29	919
Prepaid media cost	900	130	551
Receivables from sales of shares on behalf of employees	73	11	180
Others	3,705	536	8,172
Total prepayments and other current assets	¥ 30,401	$ 4,407	¥ 46,670